Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,922,000.00
Previously Paid Amount	0.00
Total Fee Amount	294.26
Total Offset Amount	0.00
Net Fee	294.26
Narrative - Max Aggregate Offering Price	$ 1,922,000.00
Final Prospectus	true